Expense Example, No Redemption - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2022 USD ($)
Fidelity Advisor Diversified Stock Fund - Class A
Expense Example, No Redemption:
1 Year	$ 652
3 Years	816
5 Years	994
10 Years	1,508
Fidelity Advisor Diversified Stock Fund - Class C
Expense Example, No Redemption:
1 Year	172
3 Years	533
5 Years	918
10 Years	1,761
Fidelity Advisor Diversified Stock Fund - Class M
Expense Example, No Redemption:
1 Year	460
3 Years	694
5 Years	945
10 Years	1,665
Fidelity Advisor Diversified Stock Fund - Class I
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	738
Fidelity Advisor Diversified Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	$ 604